                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       December 31, 2001


Check here if Amendment [        ]; Amendment Number:
This Amendment (check only one): [        ]  is a restatement.
                                 [        ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       AEW Capital Management, L.P.
Address:    Two Seaport Lane
            Boston, MA  02210-2021


13F File Number:   28-6538

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    James J. Finnegan
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
Phone:   (617) 261-9324

Signature, Place and Date of Signing:

                                      Boston, Massachusetts               February 8, 2002
---------------------------------     ---------------------------         -----------------
       [Signature]                          [City, State]                       [Date]

Report Type  (Check only one.):

[ X ] 13F HOLDING REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

List of  Other Managers Reporting for this Manager:

Form 13F File Number:               Name

NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  2

Form 13F Information Table Entry Total:   52

Form 13F Information Table Value Total:  1,413,341


List of Other Included Managers:

No.               Form 13 File Number       Name
1                 28-6536                   AEW Capital Management, Inc.
2                 28-6808                   CDC IXIS Asset Management North
                                            America (formerly Nvest Companies, L.P.)

                                FORM 13F INFORMATION TABLE
                    NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

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                                                                                                                       VALUE
     NAME OF ISSUER                              TITLE OF CLASS                          CUSIP                        (X$1000)
----------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp                                Common Stock                           00163T109                       59,082
----------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt                            Common Stock                           03748r101                       62,494
----------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust                            Common Stock                           039583109                       85,359
----------------------------------------------------------------------------------------------------------------------------------
Arden Realty                                     Common Stock                           039793104                       18,274
----------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities                           Common Stock                           053484101                       58,714
----------------------------------------------------------------------------------------------------------------------------------
Beacon Capital                                   Common Stock                           073561102                        2,977
----------------------------------------------------------------------------------------------------------------------------------
Boston Properties, Inc.                          Common Stock                           101121101                       76,802
----------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties                            Common Stock                           112900105                       17,088
----------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust                            Common Stock                           133131102                       41,009
----------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT                          Common Stock                           139733109                        3,117
----------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty                               Common Stock                           144418100                       19,303
----------------------------------------------------------------------------------------------------------------------------------
Chateau Communities Inc                          Common Stock                           161726104                       13,219
----------------------------------------------------------------------------------------------------------------------------------
Chelsea Property Group Inc.                      Common Stock                           163421100                       21,624
----------------------------------------------------------------------------------------------------------------------------------
Crescent Real Estate Eqt                         Common Stock                           225756105                       18,613
----------------------------------------------------------------------------------------------------------------------------------
Developers Diversified                           Common Stock                           251591103                       10,597
----------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.                                Common Stock                           264411505                       19,578
----------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties                         Common Stock                           294741103                      121,771
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential                               Common Stock                           29476l107                       60,300
----------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust                        Common Stock                           313747206                       27,319
----------------------------------------------------------------------------------------------------------------------------------
General Growth Prop                              Common Stock                           370021107                       40,251
----------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties                           Common Stock                           44106m102                       36,649
----------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.                              Common Stock                           44107p104                        9,305
----------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.                              Common Stock                           49427f108                       24,777
----------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.                               Common Stock                           49446r109                       30,783
----------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust                           Common Stock                           531172104                       54,267
----------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)                           Common Stock                           554382101                       12,132
----------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp                            Common Stock                           554489104                        1,784
----------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc                            Common Stock                           69360j107                       17,382
----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
                                                                                       VOTING AUTHORITY
     SH or                 INVESTMENT             OTHER        --------------------------------------------------
    PRN AMT                DISCRETION            MANAGERS           SOLE           SHARED             NONE
-----------------------------------------------------------------------------------------------------------------
          2,272,400      Shared-Defined            01 02            2,272,400
-----------------------------------------------------------------------------------------------------------------
          1,366,595      Shared-Defined            01 02            1,366,595
-----------------------------------------------------------------------------------------------------------------
          3,245,602      Shared-Defined            01 02            3,245,602
-----------------------------------------------------------------------------------------------------------------
            689,600      Shared-Defined            01 02              689,600
-----------------------------------------------------------------------------------------------------------------
          1,241,050      Shared-Defined            01 02            1,241,050
-----------------------------------------------------------------------------------------------------------------
          1,488,725      Shared-Defined            01 02            1,488,725
-----------------------------------------------------------------------------------------------------------------
          2,021,100      Shared-Defined            01 02            2,021,100
-----------------------------------------------------------------------------------------------------------------
            993,500      Shared-Defined            01 02              993,500
-----------------------------------------------------------------------------------------------------------------
          1,117,400      Shared-Defined            01 02            1,117,400
-----------------------------------------------------------------------------------------------------------------
            156,700      Shared-Defined            01 02              156,700
-----------------------------------------------------------------------------------------------------------------
            641,300      Shared-Defined            01 02              641,300
-----------------------------------------------------------------------------------------------------------------
            442,100      Shared-Defined            01 02              442,100
-----------------------------------------------------------------------------------------------------------------
            440,400      Shared-Defined            01 02              440,400
-----------------------------------------------------------------------------------------------------------------
          1,027,750      Shared-Defined            01 02            1,027,750
-----------------------------------------------------------------------------------------------------------------
            554,800      Shared-Defined            01 02              554,800
-----------------------------------------------------------------------------------------------------------------
            804,700      Shared-Defined            01 02              804,700
-----------------------------------------------------------------------------------------------------------------
          4,048,230      Shared-Defined            01 02            4,048,230
-----------------------------------------------------------------------------------------------------------------
          2,100,300      Shared-Defined            01 02            2,100,300
-----------------------------------------------------------------------------------------------------------------
          1,187,800      Shared-Defined            01 02            1,187,800
-----------------------------------------------------------------------------------------------------------------
          1,037,400      Shared-Defined            01 02            1,037,400
-----------------------------------------------------------------------------------------------------------------
          1,242,350      Shared-Defined            01 02            1,242,350
-----------------------------------------------------------------------------------------------------------------
          1,033,900      Shared-Defined            01 02            1,033,900
-----------------------------------------------------------------------------------------------------------------
            943,150      Shared-Defined            01 02              943,150
-----------------------------------------------------------------------------------------------------------------
            941,662      Shared-Defined            01 02              941,662
-----------------------------------------------------------------------------------------------------------------
          1,818,000      Shared-Defined            01 02            1,818,000
-----------------------------------------------------------------------------------------------------------------
            456,100      Shared-Defined            01 02              456,100
-----------------------------------------------------------------------------------------------------------------
             57,500      Shared-Defined            01 02               57,500
-----------------------------------------------------------------------------------------------------------------
            551,800      Shared-Defined            01 02              551,800


                                FORM 13F INFORMATION TABLE
                    NAME OF REPORTING MANAGER: AEW CAPITAL MANAGEMENT, L.P.

----------------------------------------------------------------------------------------------------------------------------------
Pacific Gulf Liquidating Trust                   Common Stock                           694396102                          710
----------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail                               Common Stock                           69806L104                       23,525
----------------------------------------------------------------------------------------------------------------------------------
Philips Int'l Realty                             Common Stock                           718333107                        1,321
----------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.                            Common Stock                           729251108                        9,993
----------------------------------------------------------------------------------------------------------------------------------
Post Properties, Inc.                            Common Stock                           737464107                        2,891
----------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties                              Common Stock                           740706106                       42,819
----------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                                   Common Stock                           743410102                       29,880
----------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.                              Common Stock                           74460d109                       56,750
----------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Rlty                              Common Stock                           75621k106                       29,445
----------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.                            Common Stock                           758849103                       12,793
----------------------------------------------------------------------------------------------------------------------------------
Rouse Co.                                        Common Stock                           779273101                       30,746
----------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs                            Common Stock                           82567d104                       12,152
----------------------------------------------------------------------------------------------------------------------------------
Simon Property Group                             Common Stock                           828806109                       45,599
----------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts                        Common Stock                           85590A203                       15,791
----------------------------------------------------------------------------------------------------------------------------------
Summit Properties                                Common Stock                           866239106                       17,051
----------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.                             Common Stock                           866674104                       25,289
----------------------------------------------------------------------------------------------------------------------------------
Trizec Hahn Corp.                                Common Stock                           896938107                        2,498
----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.                            Common Stock                           929042109                       63,224
----------------------------------------------------------------------------------------------------------------------------------
Cypress Communications Inc.                      Common Stock                           232743104                          228
----------------------------------------------------------------------------------------------------------------------------------
Internap Network Services                        Common Stock                           45885A102                          997
----------------------------------------------------------------------------------------------------------------------------------
Equity Residential 7.25% Series G                CONVERTIBLE PREFERRED                  29476L859                        4,933
----------------------------------------------------------------------------------------------------------------------------------
Reckson Assoc. Series A                          CONVERTIBLE PREFERRED                  75621K205                        1,965
----------------------------------------------------------------------------------------------------------------------------------
Simon Property 6.5% Series B                     CONVERTIBLE PREFERRED                  828806406                       11,754
----------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust, 6.5% Series A              CONVERTIBLE PREFERRED                  929042208                        6,419
----------------------------------------------------------------------------------------------------------------------------------
Column Total                                                                                                         1,413,341
----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                                                       VOTING AUTHORITY
     SH or                 INVESTMENT             OTHER        --------------------------------------------------
    PRN AMT                DISCRETION            MANAGERS           SOLE           SHARED             NONE
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
            916,100      Shared-Defined            01 02              916,100
-----------------------------------------------------------------------------------------------------------------
            819,100      Shared-Defined            01 02              819,100
-----------------------------------------------------------------------------------------------------------------
            526,250      Shared-Defined            01 02              526,250
-----------------------------------------------------------------------------------------------------------------
            352,500      Shared-Defined            01 02              352,500
-----------------------------------------------------------------------------------------------------------------
             81,400      Shared-Defined            01 02               81,400
-----------------------------------------------------------------------------------------------------------------
          1,559,900      Shared-Defined            01 02            1,559,900
-----------------------------------------------------------------------------------------------------------------
          1,389,100      Shared-Defined            01 02            1,389,100
-----------------------------------------------------------------------------------------------------------------
          1,699,100      Shared-Defined            01 02            1,699,100
-----------------------------------------------------------------------------------------------------------------
          1,260,500      Shared-Defined            01 02            1,260,500
-----------------------------------------------------------------------------------------------------------------
            461,000      Shared-Defined            01 02              461,000
-----------------------------------------------------------------------------------------------------------------
          1,049,700      Shared-Defined            01 02            1,049,700
-----------------------------------------------------------------------------------------------------------------
            379,750      Shared-Defined            01 02              379,750
-----------------------------------------------------------------------------------------------------------------
          1,554,700      Shared-Defined            01 02            1,554,700
-----------------------------------------------------------------------------------------------------------------
            529,000      Shared-Defined            01 02              529,000
-----------------------------------------------------------------------------------------------------------------
            681,500      Shared-Defined            01 02              681,500
-----------------------------------------------------------------------------------------------------------------
            678,900      Shared-Defined            01 02              678,900
-----------------------------------------------------------------------------------------------------------------
            159,100      Shared-Defined            01 02              159,100
-----------------------------------------------------------------------------------------------------------------
          1,519,800      Shared-Defined            01 02            1,519,800
-----------------------------------------------------------------------------------------------------------------
            142,223      Shared-Defined            01 02              142,223
-----------------------------------------------------------------------------------------------------------------
            859,298      Shared-Defined            01 02              859,298
-----------------------------------------------------------------------------------------------------------------
            194,968      Shared-Defined            01 02              194,968
-----------------------------------------------------------------------------------------------------------------
             82,589      Shared-Defined            01 02               82,589
-----------------------------------------------------------------------------------------------------------------
            140,350      Shared-Defined            01 02              140,350
-----------------------------------------------------------------------------------------------------------------
            111,643      Shared-Defined            01 02              111,643
-----------------------------------------------------------------------------------------------------------------
         51,070,385                                                51,070,385
-----------------------------------------------------------------------------------------------------------------